Vanguard® International Growth Fund
Schedule of Investments (unaudited)
As of May 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.1%)
Australia (0.5%)
	WiseTech Global Ltd.	8,281,148	215,288
Austria (0.6%)
	Erste Group Bank AG	2,249,800	268,170
Belgium (1.3%)
*	Argenx SE	458,852	383,570
	UCB SA	653,212	191,800
			575,370
Brazil (1.8%)
*	NU Holdings Ltd. Class A	54,223,798	711,958
	Raia Drogasil SA	21,754,986	80,602
			792,560
Canada (3.0%)
*	Shopify Inc. Class A (XTSE)	3,459,206	410,642
	Royal Bank of Canada	2,111,495	405,008
	Toronto-Dominion Bank	3,469,238	396,963
	Kinross Gold Corp.	3,697,629	111,594
			1,324,207
China (8.7%)
	Tencent Holdings Ltd.	15,186,100	825,085
	BYD Co. Ltd. Class H	65,912,000	767,260
	Contemporary Amperex Technology Co. Ltd. Class A (XSHE)	9,543,600	598,451
*,1	Meituan Class B	30,743,968	298,788
*	PDD Holdings Inc. ADR	3,509,988	296,383
	Contemporary Amperex Technology Co. Ltd. Class A	4,399,859	275,902
	Shenzhen Inovance Technology Co. Ltd. Class A	16,986,478	185,789
*,1	Wuxi Biologics Cayman Inc.	37,932,500	162,241
*,1	Akeso Inc.	9,995,000	150,963
*,1	Innovent Biologics Inc.	12,528,000	133,027
	Tencent Music Entertainment Group ADR	13,581,646	125,223
[1]	Ganfeng Lithium Group Co. Ltd. Class H	5,735,800	47,126
			3,866,238
Denmark (3.7%)
	DSV A/S	3,027,205	757,280
	Vestas Wind Systems A/S	9,155,170	256,874
	Novo Nordisk A/S Class B	5,110,190	233,511
*	Genmab A/S	653,206	171,221
[2]	Ambu A/S Class B	14,679,346	154,124
*	Zealand Pharma A/S	1,046,250	53,008
			1,626,018
France (6.8%)
	L'Oreal SA (XPAR)	1,556,321	686,723
	Air Liquide SA (XPAR)	2,433,429	502,707
	Hermes International SCA	251,878	470,691
	TotalEnergies SE (TQEX)	4,101,183	359,849
	Schneider Electric SE	1,033,752	324,684
	Legrand SA	1,669,280	286,915
	LVMH Moet Hennessy Louis Vuitton SE	391,058	213,888
*	SOITEC	813,119	168,666
			3,014,123
Germany (2.8%)
	Infineon Technologies AG	3,785,624	358,936
	SAP SE	1,716,939	310,585
	Siemens AG (Registered)	620,730	194,624
	Bayerische Motoren Werke AG (XETR)	2,166,987	188,549

		Shares	Market Value ($000)
[2]	Beiersdorf AG	2,258,944	181,612
			1,234,306
Hong Kong (1.5%)
	AIA Group Ltd.	63,025,800	661,126
India (1.6%)
	HDFC Bank Ltd.	47,462,719	372,059
	Reliance Industries Ltd.	13,905,687	193,317
*,2	MakeMyTrip Ltd.	3,007,994	140,594
*,3	ANI Technologies Private Ltd. PP (Acquired 12/1/2015, Cost $5,969)	166,185	697
			706,667
Indonesia (0.2%)
	Bank Central Asia Tbk PT	287,390,500	91,834
Israel (0.1%)
*,2	Wix.com Ltd.	1,188,098	66,605
Italy (2.7%)
	Ferrari NV	1,304,330	448,182
	Prysmian SpA	1,848,778	318,483
	FinecoBank Banca Fineco SpA	10,701,254	261,102
	Brunello Cucinelli SpA	1,835,263	175,989
			1,203,756
Japan (12.8%)
	Keyence Corp.	1,935,000	972,405
	Advantest Corp.	3,336,800	545,551
	Recruit Holdings Co. Ltd.	5,935,200	396,891
	MS&AD Insurance Group Holdings Inc.	13,586,400	363,585
	Disco Corp.	873,800	356,541
	Unicharm Corp.	58,240,000	346,565
	Mitsubishi UFJ Financial Group Inc.	17,749,500	333,581
	Lasertec Corp.	1,261,400	318,938
	Fast Retailing Co. Ltd.	520,200	269,586
	Hoya Corp.	1,257,100	213,490
	ITOCHU Corp.	17,138,700	207,202
	KDDI Corp.	11,149,800	191,670
	Daikin Industries Ltd.	1,306,500	188,091
	Sony Group Corp.	7,075,300	152,616
	SBI Holdings Inc.	8,144,900	149,010
	SoftBank Group Corp.	3,120,500	146,795
	Terumo Corp.	8,734,000	131,332
	SMC Corp.	287,200	124,911
	FUJIFILM Holdings Corp.	5,239,600	108,928
	Mitsubishi Electric Corp.	2,129,000	86,550
	Shimano Inc.	729,000	75,450
			5,679,688
Netherlands (6.3%)
	ASML Holding NV	946,120	1,529,813
*,1	Adyen NV	698,984	765,644
	EXOR NV	4,034,728	314,211
	Heineken NV	2,359,946	184,299
			2,793,967
Norway (0.5%)
	DNB Bank ASA	7,077,280	220,092
Singapore (3.0%)
*	Sea Ltd. ADR	10,247,623	927,717
	DBS Group Holdings Ltd.	8,664,700	426,805
			1,354,522
South Korea (3.7%)
	SK Hynix Inc.	571,718	890,169
	Samsung Electronics Co. Ltd. (XKRX)	3,005,356	630,504
	Kia Corp.	614,954	68,986
	Hanwha Aerospace Co. Ltd.	55,689	43,422
			1,633,081
Spain (1.1%)
	Banco Bilbao Vizcaya Argentaria SA	14,414,050	336,664

		Shares	Market Value ($000)
	Iberdrola SA (XMAD)	7,299,379	165,709
			502,373
Sweden (4.9%)
*	Spotify Technology SA	2,396,719	1,192,799
	Atlas Copco AB Class A	42,932,513	820,926
	Svenska Handelsbanken AB Class A	7,478,499	110,386
*	Kinnevik AB Class B	11,704,718	71,269
			2,195,380
Switzerland (7.4%)
	Roche Holding AG	2,039,395	858,076
	Lonza Group AG (Registered)	1,076,692	687,696
	Galderma Group AG	2,219,124	469,459
	Sika AG (Registered)	1,757,828	343,099
	Cie Financiere Richemont SA Class A (Registered)	1,334,891	286,626
	Chocoladefabriken Lindt & Spruengli AG	16,968	202,163
	Belimo Holding AG (Registered)	154,543	163,124
	Alcon AG	2,037,454	135,567
	Temenos AG (Registered)	1,380,077	119,397
			3,265,207
Taiwan (7.9%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	44,776,000	3,317,242
	Hon Hai Precision Industry Co. Ltd.	23,255,000	212,872
			3,530,114
United Kingdom (8.4%)
	RELX plc	15,817,875	516,201
*	Wise Group plc	40,824,360	511,431
	Shell plc (XETR)	9,420,886	395,835
	AstraZeneca plc	2,108,213	391,420
	London Stock Exchange Group plc	2,426,387	293,591
*	ARM Holdings plc ADR	796,805	281,503
	Rio Tinto plc	2,606,382	276,827
	Haleon plc	54,258,955	244,948
	HSBC Holdings plc	12,519,634	235,097
	Reckitt Benckiser Group plc (XLON)	3,074,247	189,193
	BAE Systems plc	4,209,751	114,533
	Sage Group plc	10,030,473	113,468
	Shell plc	2,423,024	101,896
	Whitbread plc	1,308,376	41,085
*,3,4,5	Brandtech Group LLC PP Class A (Acquired 9/23/2015, Cost $44,800)	33,633,606	12,243
			3,719,271
United States (5.8%)
*	MercadoLibre Inc.	733,343	1,243,493
	NVIDIA Corp.	2,313,019	488,371
*	Coupang Inc.	22,946,494	380,912
*	Atlassian Corp. Ltd. Class A	2,326,280	250,331
*	Moderna Inc.	4,584,709	216,352
			2,579,459
Total Common Stocks (Cost $27,991,683)			43,119,422
Preferred Stock (0.9%)
[2]	Sartorius AG Preference Shares (Cost $662,930)	1,415,584	403,495

		Shares	Market Value ($000)
Temporary Cash Investments (1.6%)
Money Market Fund (1.6%)
[6,7]	Vanguard Market Liquidity Fund, 3.667% (Cost $680,385)	6,804,562	680,388
Total Investments (99.6%) (Cost $29,334,998)			44,203,305
Other Assets and Liabilities—Net (0.4%)			196,864
Net Assets (100%)			44,400,169
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2026, the aggregate value was $1,557,789, representing 3.5% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $152,680.
3	Security value determined using significant unobservable inputs.
4	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
5	Restricted securities totaling $12,243, representing 0.0% of net assets.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $159,532 was received for securities on loan.
ADR—American Depositary Receipt.
PP—Private Placement.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	June 2026	2,435	378,801	(513)
MSCI Emerging Markets Index	June 2026	2,210	193,209	988
				475

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
JPMorgan Chase Bank, N.A.	6/17/2026	USD	11,161	EUR	9,550	12	—
Toronto-Dominion Bank	6/17/2026	USD	20,855	SEK	190,539	198	—
						210	—
EUR—euro.
SEK—Swedish krona.
USD—U.S. dollar.
At May 31, 2026, the counterparties had deposited in segregated accounts securities with a value of $642 in connection with open forward currency contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation

(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	4,696,226	—	—	4,696,226
Common Stocks—Other	3,030,824	35,379,432	12,940	38,423,196
Preferred Stock	—	403,495	—	403,495
Temporary Cash Investments	680,388	—	—	680,388
Total	8,407,438	35,782,927	12,940	44,203,305
Derivative Financial Instruments
Assets
Futures Contracts[1]	988	—	—	988
Forward Currency Contracts	—	210	—	210
Total	988	210	—	1,198
Liabilities
Futures Contracts[1]	(513)	—	—	(513)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.

F.	Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Aug. 31, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	May. 31, 2026 Market Value ($000)
Brandtech Group Class A	71,976	—	—	—	(59,733)	—	—	12,243
Vanguard Market Liquidity Fund	682,833	NA1	NA1	(8)	(9)	18,648	—	680,388
Total	754,809	—	—	(8)	(59,742)	18,648	—	692,631
1	Not applicable—purchases and sales are for temporary cash investment purposes.